Debt - Long-term Debt Exchange and Tender Offers (Details) € in Billions, £ in Billions	1 Months Ended
	Dec. 31, 2017 USD ($) offering	Oct. 31, 2017 USD ($) offering	Aug. 31, 2017 USD ($) offering	Mar. 31, 2017 USD ($) offering	Feb. 28, 2017 USD ($) offering	Apr. 30, 2016 USD ($) offering	Oct. 31, 2017 EUR (€)	Oct. 31, 2017 GBP (£)	Aug. 31, 2017 AUD	Jul. 31, 2017 USD ($)	Jan. 31, 2017 USD ($)	Sep. 30, 2016 USD ($)	Aug. 31, 2016 USD ($)
Debt Instrument [Line Items]
Borrowing capacity	$ 9,000,000,000									$ 4,000,000,000.0		$ 9,000,000,000	$ 8,000,000,000
Line of credit	$ 800,000,000
Term Loan Agreement
Debt Instrument [Line Items]
Borrowing capacity											$ 5,500,000,000.0
Term loan agreement prepaid amount				$ 1,700,000,000
Line of credit				3,300,000,000
Verizon Communications Inc
Debt Instrument [Line Items]
Aggregate principal amount				11,000,000,000.0
Verizon Communications Inc | February Exchange Offers
Debt Instrument [Line Items]
Number of separate private exchange offers | offering					18
Amount of notes repaid					$ 600,000,000
Payments for debt exchange offers					100,000,000
Principal amount purchased					100,000,000
Verizon Communications Inc | February Cash Offers
Debt Instrument [Line Items]
Payments for debt exchange offers					500,000,000
Principal amount purchased					$ 500,000,000
Verizon Communications Inc | 2.946% Notes due 2022
Debt Instrument [Line Items]
Stated interest rate on debt instrument					2.946%
Aggregate principal amount					$ 3,200,000,000.0
Verizon Communications Inc | 4.812% Notes due 2039
Debt Instrument [Line Items]
Stated interest rate on debt instrument					4.812%
Aggregate principal amount					$ 1,700,000,000.0
Verizon Communications Inc | 5.012% Notes due 2049
Debt Instrument [Line Items]
Stated interest rate on debt instrument					5.012%
Aggregate principal amount					$ 4,100,000,000.0
Verizon Communications Inc | December 2017 Exchange Offers
Debt Instrument [Line Items]
Number of separate private exchange offers | offering	18
Verizon Communications Inc | 6.800% Notes due 2029
Debt Instrument [Line Items]
Stated interest rate on debt instrument	6.80%
Aggregate principal amount	$ 100,000,000.0
Verizon Communications Inc | 7.875% Notes due 2032
Debt Instrument [Line Items]
Stated interest rate on debt instrument	7.875%
Aggregate principal amount	$ 100,000,000.0
Verizon Communications Inc | August Exchange Offers
Debt Instrument [Line Items]
Number of separate private exchange offers | offering			17
Payments for debt exchange offers			$ 3,000,000,000
Principal amount purchased			$ 3,000,000,000
Verizon Communications Inc | 3.383% Notes due 2025
Debt Instrument [Line Items]
Stated interest rate on debt instrument			3.376%						3.376%
Aggregate principal amount			$ 4,000,000,000.0
Verizon Communications Inc | AUD denominated 3.500% Notes due 2023
Debt Instrument [Line Items]
Stated interest rate on debt instrument			3.50%						3.50%
Aggregate principal amount | AUD									AUD 550,000,000.00
Verizon Communications Inc | AUD denominated 4.050% Notes due 2025
Debt Instrument [Line Items]
Stated interest rate on debt instrument			4.05%						4.05%
Aggregate principal amount | AUD									AUD 450,000,000.00
Verizon Communications Inc | AUD denominated 4.500% Notes due 2027
Debt Instrument [Line Items]
Stated interest rate on debt instrument			4.50%						4.50%
Aggregate principal amount | AUD									AUD 700,000,000.0
Verizon Communications Inc | AUD denominated Floating Rate Notes due 2023
Debt Instrument [Line Items]
Aggregate principal amount | AUD									AUD 500,000,000.0
Verizon Communications Inc | 5.150% Notes due 2050
Debt Instrument [Line Items]
Stated interest rate on debt instrument			5.15%						5.15%
Aggregate principal amount			$ 1,000,000,000.0
Verizon Communications Inc | Old Notes in Exchange New Notes | February Exchange Offers
Debt Instrument [Line Items]
Principal amount accepted for exchange					$ 8,300,000,000
Verizon Communications Inc | Old Notes in Exchange New Notes | February Exchange Offers | Minimum
Debt Instrument [Line Items]
Stated interest rate on debt instrument					1.375%
Verizon Communications Inc | Old Notes in Exchange New Notes | February Exchange Offers | Maximum
Debt Instrument [Line Items]
Stated interest rate on debt instrument					8.95%
Verizon Communications Inc | Old Notes in Exchange New Notes | December 2017 Exchange Offers
Debt Instrument [Line Items]
Stated interest rate on debt instrument	8.75%
Principal amount accepted for exchange	$ 200,000,000
Verizon Communications Inc | Old Notes in Exchange New Notes | December 2017 Exchange Offers | Minimum
Debt Instrument [Line Items]
Stated interest rate on debt instrument	5.125%
Verizon Communications Inc | Old Notes in Exchange New Notes | August Exchange Offers
Debt Instrument [Line Items]
Principal amount accepted for exchange			$ 4,000,000,000
Verizon Communications Inc | Old Notes in Exchange New Notes | August Exchange Offers | Minimum
Debt Instrument [Line Items]
Stated interest rate on debt instrument			1.375%						1.375%
Verizon Communications Inc | Old Notes in Exchange New Notes | August Exchange Offers | Maximum
Debt Instrument [Line Items]
Stated interest rate on debt instrument			8.75%						8.75%
March Tender Offer
Debt Instrument [Line Items]
Debt tender offer, consideration paid				3,800,000,000
March Tender Offer | Verizon Communications Notes
Debt Instrument [Line Items]
Principal amount purchased				2,800,000,000
March Tender Offer | Operating Telephone Company Subsidiary Debentures
Debt Instrument [Line Items]
Principal amount purchased				200,000,000
March Tender Offer | GTE LLC Notes
Debt Instrument [Line Items]
Principal amount purchased				$ 100,000,000
March Tender Offer | Verizon Communications Inc
Debt Instrument [Line Items]
Number of separate private tender offers | offering				30
March Tender Offer | Verizon Communications Inc | Minimum
Debt Instrument [Line Items]
Stated interest rate on debt instrument				5.125%
March Tender Offer | Verizon Communications Inc | Maximum
Debt Instrument [Line Items]
Stated interest rate on debt instrument				8.95%
August Tender Offer
Debt Instrument [Line Items]
Debt tender offer, consideration paid			$ 2,100,000,000
August Tender Offer | Verizon Communications Notes
Debt Instrument [Line Items]
Principal amount purchased			1,500,000,000
August Tender Offer | Operating Telephone Company Subsidiary Debentures
Debt Instrument [Line Items]
Principal amount purchased			100,000,000
August Tender Offer | Alltel Corporation Notes
Debt Instrument [Line Items]
Principal amount purchased			$ 200,000,000
August Tender Offer | Verizon Communications Inc
Debt Instrument [Line Items]
Number of separate private tender offers | offering			29
August Tender Offer | Verizon Communications Inc | Minimum
Debt Instrument [Line Items]
Stated interest rate on debt instrument			5.05%						5.05%
August Tender Offer | Verizon Communications Inc | Maximum
Debt Instrument [Line Items]
Stated interest rate on debt instrument			8.95%						8.95%
October Tender Offers
Debt Instrument [Line Items]
Debt tender offer, consideration paid		$ 3,600,000,000
October Tender Offers | Verizon Communications Notes
Debt Instrument [Line Items]
Principal amount purchased							€ 2.1	£ 0.7
October Tender Offers | Verizon Communications Inc
Debt Instrument [Line Items]
Number of separate private tender offers | offering		5
October Tender Offers | Verizon Communications Inc | Minimum
Debt Instrument [Line Items]
Stated interest rate on debt instrument							0.50%	0.50%
October Tender Offers | Verizon Communications Inc | Maximum
Debt Instrument [Line Items]
Stated interest rate on debt instrument							4.75%	4.75%
December Tender Offers
Debt Instrument [Line Items]
Debt tender offer, consideration paid	$ 300,000,000
December Tender Offers | Verizon Communications Notes
Debt Instrument [Line Items]
Principal amount purchased	$ 200,000,000
December Tender Offers | Verizon Communications Inc
Debt Instrument [Line Items]
Number of separate private tender offers | offering	31
December Tender Offers | Verizon Communications Inc | Minimum
Debt Instrument [Line Items]
Stated interest rate on debt instrument	5.05%
December Tender Offers | Verizon Communications Inc | Maximum
Debt Instrument [Line Items]
Stated interest rate on debt instrument	8.95%
April Tender Offers
Debt Instrument [Line Items]
Debt tender offer, consideration paid						$ 10,200,000,000
Debt tender offer, accrued interest						100,000,000
April Tender Offers | Verizon Communications Notes
Debt Instrument [Line Items]
Principal amount purchased						6,800,000,000
April Tender Offers | Operating Telephone Company Subsidiary Debentures
Debt Instrument [Line Items]
Principal amount purchased						1,200,000,000
April Tender Offers | GTE LLC Notes
Debt Instrument [Line Items]
Principal amount purchased						300,000,000
April Tender Offers | Alltel Corporation Notes
Debt Instrument [Line Items]
Principal amount purchased						$ 200,000,000
April Tender Offers | Verizon Communications Inc
Debt Instrument [Line Items]
Number of separate private tender offers | offering						34
April Tender Offers | Verizon Communications Inc | Minimum
Debt Instrument [Line Items]
Stated interest rate on debt instrument						2.00%
April Tender Offers | Verizon Communications Inc | Maximum
Debt Instrument [Line Items]
Stated interest rate on debt instrument						8.95%